Inventories (Tables)	6 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of inventories

	31 December 2022	30 June 2022	31 December 2021
	£ million	£ million	£ million
Raw materials and consumables	598	489	401
Work in progress	166	86	68
Maturing inventories	5,477	5,229	4,801
Finished goods and goods for resale	1,311	1,290	965
	7,552	7,094	6,235